SUBSEQUENT EVENTS (Details) - USD ($)				9 Months Ended	11 Months Ended	12 Months Ended
		Oct. 10, 2017	May 16, 2017	Sep. 30, 2017	Dec. 31, 2015	Dec. 31, 2016
Subsequent Event [Line Items]
Closing Activity, Common Stock Purchases, Sponsor Equity Commitment			3,600,000	3,600,000
Company Shares Before Mergers				0	0	0
GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
Closing Activity, Public Share Redemptions					$ (162,496,183)	$ 2,861,165
Company Shares Before Mergers				5,649,918	5,320,250	5,649,918
Subsequent Event [Member]
Subsequent Event [Line Items]
Closing Activity, Common Stock Purchases, Sponsor Equity Commitment		3,600,000
Company Shares Before Mergers		58,580,796
Subsequent Event [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
GPIA Ordinary Shares Converted in Domestication	[1],[2]	20,009,776
Closing Activity, Public Share Redemptions		$ (14,286,064)
Closing Activity, Common Stock Purchases, Sponsor Equity Commitment		3,600,000
Closing Activity, Common Stock Purchases, Other Investments		388,437
Company Shares Before Mergers	[3]	9,712,149
Subsequent Event [Member] | Shareholders [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
GPIA Ordinary Shares Converted in Domestication	[4]	15,697,276
Closing Activity, Public Share Redemptions	[5]	$ (14,286,064)
Closing Activity, Common Stock Purchases, Sponsor Equity Commitment		0
Closing Activity, Common Stock Purchases, Other Investments		0
Company Shares Before Mergers		1,411,212
Subsequent Event [Member] | GPIC, Ltd. the Sponsor [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
GPIA Ordinary Shares Converted in Domestication	[4]	4,252,500
Closing Activity, Public Share Redemptions		$ 0
Closing Activity, Common Stock Purchases, Sponsor Equity Commitment	[6]	3,600,000
Closing Activity, Common Stock Purchases, Other Investments		0
Company Shares Before Mergers		7,852,500
Subsequent Event [Member] | GPIA independent directors [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
GPIA Ordinary Shares Converted in Domestication	[4]	60,000
Closing Activity, Public Share Redemptions		$ 0
Closing Activity, Common Stock Purchases, Sponsor Equity Commitment		0
Closing Activity, Common Stock Purchases, Other Investments		0
Company Shares Before Mergers		60,000
Subsequent Event [Member] | Citigroup and Cowen [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
GPIA Ordinary Shares Converted in Domestication		0
Closing Activity, Public Share Redemptions		$ 0
Closing Activity, Common Stock Purchases, Sponsor Equity Commitment		0
Closing Activity, Common Stock Purchases, Other Investments	[7]	388,437
Company Shares Before Mergers		388,437

[1]	Conversion to Company Shares is based on the exchange ratio that resulted in the issuance of 0.239412772 Company Shares for every one share of Rimini Street capital stock.
[2]	The total number of Company Shares issued was net of fractional shares (in an amount equal to 67 Company Shares in the aggregate) resulting from the application of the exchange ratio.
[3]	Based on the number of Company Shares outstanding after domestication as a Delaware Corporation but immediately prior to consummation of the mergers.
[4]	Represents the number of GPIA’s issued and outstanding ordinary shares that were converted to Company Shares upon completion of the domestication.
[5]	In connection with the transactions, the holders of GPIA’s public shares were permitted to elect to redeem their public shares for cash. Accordingly, holders of 14,286,064 shares elected redemption at a price of approximately $10.07 per share, resulting in aggregate redemption payments of approximately $143,904,000.
[6]	On the effective date, but prior to the closing, the Sponsor purchased in the aggregate 3,600,000 ordinary shares of GPIA in a private placement at an issuance price of $10.00 per share for gross proceeds of $36,000,000.
[7]	Aggregate number of Company Shares issued to Citigroup and Cowen.